S000051718 [Member] Expense Example, No Redemption - Putnam Sustainable Retirement 2060 Fund - Class C Shares	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 173
Expense Example, No Redemption, 3 Years	536
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	$ 1,810